Business combinations (Tables)	6 Months Ended
Jun. 30, 2019
Statement [line items]
Business combinations
Acquisition for the year ended December
 31, 2018

Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisition
Cash and cash equivalents	1,996
Assets acquired	130
Liabilities assumed	(3,975)
Property, plant and equipment and intangible assets	2,284

Value of net assets	435

Goodwill	19,175

Purchase cost	19,610

Consideration for the purchase settled in cash	3,810

Cash and cash equivalents at the subsidiary acquired	(1,996)

Amount paid on acquisitions less cash and cash equivalents acquired	1,813

Acquisition for the six months ended June 30, 2019

Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisition
Cash and cash equivalents	44,567
Assets acquired	26
Liabilities assumed	(44)

Value of net assets	44,549

Goodwill	14,271

Purchase cost	58,820

Consideration for the purchase settled in cash	58,820

Cash and cash equivalents at the subsidiary acquired	(44,567)

Amount paid on acquisitions less cash and cash equivalents acquired	14,253